Deposits for Property and Equipment	12 Months Ended
Jun. 30, 2019
Deposits For Property And Equipment [Abstract]
DEPOSITS FOR PROPERTY AND EQUIPMENT

10.	DEPOSITS FOR PROPERTY AND EQUIPMENT

Deposits for property and equipment consisted of the following:

	June 30, 2019	June 30, 2018

Deposits for leasehold improvements	$624,112	$-
Deposits for office equipment	41,268	-
	$665,380	$-

The deposits for leasehold improvements mainly represented the deposits for lease improvements of the Company's research and development center which is expected to complete in December 2019.